Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Sep. 26, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018
Dreyfus Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX
Dreyfus Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
Dreyfus Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
Dreyfus Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX